SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) - Broad Capital Acquisition Corp [Member]	12 Months Ended
Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF INCOME TAX PROVISION

The income tax provision consists of the following:

Year Ended December 31, 2022
Federal
Current	$285,662
Deferred	-
State and Local
Current	$-
Deferred	-
Change in valuation allowance
Income tax provision	$285,662

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The Company’s net deferred tax assets are as follows:

Year Ended December 31, 2022
Deferred Tax Assets
Net Operating Loss	$-
Sec. 195 Start-up Costs	320,952
Total Deferred Tax Assets	320,952
Deferred Tax Liability
Unrealized gain on Investment in Trust Account	-
Total Deferred Tax Liabilities	-
Less: Valuation allowance	(320,952)
Deferred Tax Assets, net of allowance	$-

SCHEDULE OF RECONCILIATION OF INCOME TAX RATE

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

Year Ended December 31, 2022
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	-%
Change in fair value of derivative liabilities	-%
Transaction costs allocated to warrant issuance	-%
Change in valuation allowance	-%
Income tax provision	21.00%